11006514

NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

William Slattery
Vice President
Listing Qualifications

CERTNAS
001-34788

Electronic Mail Only

April 6, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

By letter dated June 24, 2010, I advised you that the Exchange had received a Form 8-A from Med BioGene, Inc. for registration of its Common Shares (including the Common Share Purchase Rights attached thereto) and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery